Financial Assets And Financial Liabilities - Summary Of Loans And Borrowings (Parenthetical) (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Disclosure Of Financial Assets And Liabilities [Abstract]
Line of credit maximum borrowing capacity	€ 118,970		€ 120,220
Line of credit cumulative amount drawn	100,309		81,920
Interest expenses on bank borrowings	6,049	€ 1,245
Loan from government entity	€ 2,703		€ 1,920